SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES RELATED TO INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
2022 (remaining 6 months)	$ 1,800
2023	2,100	$ 3,600
Intangible assets, net	$ 3,900	$ 5,700	$ 21,905